VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
January 31, 2025 (unaudited)

Par
(000's) Value
MUNICIPAL BONDS: 98.8%
Alabama : 0.6%
Alabama Corrections Institution
Finance Authority, Series A
(RB)
5.25%, 07/01/47 (c) $ 1,000 $ 1,067,609
City of Huntsville, Alabama
Scholl, Series D (GO)
5.00%, 03/01/53 (c) 1,000 1,060,249
County of Jefferson, Alabama
Sewer Warrants (RB)
5.25%, 10/01/49 (c) 1,000 1,056,817
3,184,675
Arizona : 1.2%
Arizona Industrial Development
Authority Student Housing,
North Carolina Central
University Project, Series A
(RB) (BAM)
4.00%, 06/01/44 (c) 500 471,233
City of Phoenix Civic
Improvement Corp., Series
A (RB)
4.00%, 07/01/44 (c) 1,000 982,751
5.00%, 07/01/49 (c) 1,000 1,026,137
City of Phoenix Civic
Improvement Corp., Water
System, Series A (RB)
5.00%, 07/01/44 (c) 750 793,444
Pima County, Industrial
Development Authority,
Tucson Medical Center,
Series A (RB)
4.00%, 04/01/46 (c) 750 686,007
Salt River Project Agricultural
Improvement & Power
District, Electric Project,
Series A (RB)
5.00%, 01/01/47 (c) 1,000 1,071,038
5.00%, 01/01/50 (c) 1,000 1,060,333
6,090,943
Arkansas : 0.2%
City of Springdale, Arkansas
Sales and Use Tax, Series B
(RB) (BAM)
4.25%, 08/01/53 (c) 1,000 972,714
Underline
California : 15.2%
Airport Commission of the City
and County of San Francisco,
International Airport, Series
E (RB)
5.00%, 05/01/48 (c) 995 1,029,623
Airport Commission of the City
and County of San Francisco,
International Airport, Series
F (RB)
5.00%, 05/01/50 (c) 1,000 1,039,764
Par
(000’s) Value
California (continued)
Alameda County, Pleasanton
United School District (GO)
4.00%, 08/01/52 (c) $ 1,500 $ 1,473,530
Anaheim Housing & Public
Improvements Authority,
Electric Utility Distribution
System improvements, Series
C (RB) (NATL)
5.00%, 10/01/45 (c) 500 503,873
California County Tobacco
Securitization Agency, Series
A (RB)
4.00%, 06/01/49 (c) 850 780,421
California Health Facilities
Financing Authority, Adventist
Health System, Series A (RB)
5.25%, 12/01/44 (c) 500 535,762
California Health Facilities
Financing Authority, Cedars-
Sinai Health System, Series
A (RB)
3.00%, 08/15/51 (c) 1,000 794,080
California Health Facilities
Financing Authority,
Children’s Hospital, Series A
(RB)
5.00%, 08/15/47 (c) 1,000 1,007,802
California Health Facilities
Financing Authority, City of
Hope (RB)
5.00%, 11/15/49 (c) 750 756,626
California Health Facilities
Financing Authority,
CommonSpirit Health, Series
A (RB)
4.00%, 04/01/45 (c) 1,000 961,769
4.00%, 04/01/49 (c) 70 74,186
4.00%, 04/01/49 (c) 1,930 1,831,862
5.00%, 12/01/45 (c) 1,000 1,074,326
California Health Facilities
Financing Authority, Kaiser
Permanente, Series A (RB)
4.00%, 11/01/44 (c) 1,000 985,579
4.00%, 11/01/51 (c) 1,000 951,619
California Health Facilities
Financing Authority, Pin
Health, Series A (RB)
4.00%, 06/01/50 (c) 750 696,001
California Health Facilities
Financing Authority, Series
A (RB)
4.00%, 03/01/43 (c) 1,000 944,512
California Infrastructure &
Economic Development Bank
(RB)
5.00%, 05/15/47 (c) 500 516,781
California Municipal Finance
Authority, Series A (RB)
5.00%, 04/01/49 (c) 750 784,629

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
California State Public Works
Board, May Lee Satet Office
Complex, Series A (RB)
5.00%, 04/01/44 (c) $ 1,045 $ 1,148,853
5.00%, 04/01/49 (c) 1,500 1,619,817
California Statewide
Communities Development
Authority, Front Porch
Communutios and Services,
Series A (RB)
3.00%, 04/01/51 (c) 1,000 723,726
California Statewide
Communities Development
Authority, Montage Health,
Series A (RB)
4.00%, 06/01/46 (c) 1,055 1,035,442
Chabot-Las Positas Community
College District, Series C (GO)
5.25%, 08/01/48 (c) 1,000 1,100,849
Chaffey Joint Union High School
District, Series C (GO)
5.25%, 08/01/47 (c) 500 514,000
Chaffey Joint Union High School
District, Series G (GO)
5.25%, 08/01/52 (c) 1,000 1,087,833
Chino Valley Unified School
District, Series B (GO) (SBG)
5.00%, 08/01/55 (c) 620 649,699
City and County of San
Francisco, Multiple Capital
Improvement Project, Series
R-1 (CP)
4.00%, 04/01/45 (c) 1,000 998,702
City and County of San
Francisco, Public Utilities
Commission Water, Series
D (RB)
3.00%, 11/01/50 (c) 500 380,977
City of Los Angeles,
Department of Airports,
Series D (RB)
4.00%, 05/15/48 (c) 750 734,706
County of Bernardino, Raito
Unified School District (GO)
(BAM)
5.00%, 08/01/52 (c) 1,000 1,070,835
East Bay Municipal Utility
District, Water System, Series
A (RB)
4.00%, 06/01/45 (c) 1,210 1,210,739
El Dorado Irrigation District,
Series A (CP) (AGM)
4.00%, 03/01/45 (c) 630 629,195
Fayette County Development
Authority, Soccer Federation,
Inc. Project (RB)
5.50%, 12/01/49 (c) 1,000 1,110,408
Par
(000’s) Value
California (continued)
Foothill-Eastern Transportation
Corridor Agency, Junior Lien
Toll Road., Series C (RB)
4.00%, 01/15/43 (c) $ 1,600 $ 1,581,833
Fremont Union High School
District, Series A (GO)
4.00%, 08/01/46 (c) 500 499,573
Glendale Community College
District, Series B (GO)
3.00%, 08/01/47 (c) 325 252,455
Hayward Unified School District
(GO) (BAM)
4.00%, 08/01/43 (c) 1,000 994,185
Irvin Facilities Financing
Authority, Irvine Great Park
Infrastructure Project, Series
A (ST)
5.00%, 09/01/43 (c) 500 555,157
Los Angeles Department of
Water and Power, Series A
(RB)
5.00%, 07/01/49 (c) 800 838,480
Los Angeles Department of
Water and Power, Series B
(RB)
5.25%, 07/01/53 (c) 500 528,278
Los Angeles Department of
Water and Power, Series D
(RB)
5.00%, 07/01/47 (c) 500 522,667
5.00%, 07/01/52 (c) 750 781,167
Los Angeles Department of
Water and Power, Series E
(RB)
5.00%, 07/01/53 (c) 1,000 1,042,102
Los Angeles Unified School
District, Unlimited and
Valorem Property Tax (GO)
4.00%, 07/01/49 (c) 750 734,897
5.25%, 07/01/47 (c) 1,000 1,092,588
Metropolitan Water District of
Southern California, Series
A (RB)
5.00%, 04/01/48 (c) 1,500 1,633,240
5.00%, 04/01/53 (c) 1,000 1,078,000
Miracosta Community College
District, Series A (GO)
4.00%, 08/01/42 (c) 530 531,067
Oakland Unified School District,
Alameda County Election,
Series A (GO) (BAM)
4.00%, 08/01/46 (c) 1,000 987,807
Palo Alto Unified School District
(GO)
3.25%, 08/01/42 (c) 1,000 921,387
Regents of University of
California, Medical Center
Pooled, Series L (RB)
4.00%, 05/15/44 (c) 1,015 1,009,366

Par
(000’s) Value
California (continued)
Regents of University of
California, Medical Center
Pooled, Series P (RB)
4.00%, 05/15/53 (c) $ 500 $ 489,385
Riverside  County, Perris Union
High School District, Series A
(GO) (AGM)
4.00%, 09/01/43 (c) 570 569,991
Sacramento Area Flood Control
Agency, Series A (SA)
5.00%, 10/01/47 (c) 1,500 1,533,977
Sacramento City Unified School
District, Series G (GO) (AGM)
4.00%, 08/01/49 (c) 500 494,882
San Diego Association of
Governments South Bay
Expressway Toll, Series A (RB)
5.00%, 07/01/42 (c) 610 625,723
San Diego Community College
District, Series A-1 (GO)
5.00%, 08/01/55 (c) 1,000 1,094,930
San Diego County Regional
Airport Authority, Series A
(RB)
5.00%, 07/01/44 (c) 750 790,265
San Diego Public Facilities
Financing Authority, Series
A (RB)
5.25%, 08/01/48 (c) 1,000 1,111,565
San Diego Unified School
District, Series I (GO)
4.00%, 07/01/47 (c) 595 586,390
San Francisco Bay Area Rapid
Transit District, Series B-1
(GO)
3.00%, 08/01/49 (c) 600 468,472
San Francisco Bay Area Rapid
Transit District, Series C-1
(GO)
4.00%, 08/01/45 (c) 610 601,669
San Francisco City and County,
International Airport, Series
B (RB)
4.00%, 05/01/52 (c) 1,000 968,040
5.00%, 05/01/47 (c) 700 718,033
5.00%, 05/01/49 (c) 500 541,042
5.00%, 05/01/52 (c) 1,000 1,059,218
San Francisco City and County,
Public Utilities Commission
Wastewater, Series A (RB)
4.00%, 10/01/48 (c) 885 880,010
San Mateo County Community
College District, Series B (GO)
5.00%, 09/01/45 (c) 820 854,268
San Mateo Foster City Public
Financing Authority, Clean
Water Program (RB) (SAW)
4.00%, 08/01/44 (c) 500 500,206
Par
(000’s) Value
California (continued)
Saugus Union School
District School Facilities
Improvement District No.1,
Series C (GO)
2.38%, 08/01/44 (c) $ 1,000 $ 709,852
Southern California Public
Power Authority, Southern
Transmission System (RB)
5.25%, 07/01/53 (c) 500 529,400
Southwestern Community
College District, Series A (GO)
4.00%, 08/01/47 (c) 750 736,977
State of California, Various
Purpose (GO)
3.00%, 12/01/43 (c) 400 337,529
3.62%, 10/01/47 (c) 645 575,186
4.00%, 10/01/44 (c) 500 500,404
5.00%, 10/01/42 (c) 1,500 1,664,228
5.00%, 11/01/47 (c) 515 532,167
5.00%, 09/01/48 (c) 2,000 2,181,639
5.00%, 10/01/48 (c) 935 972,091
5.00%, 04/01/49 (c) 1,000 1,040,983
5.50%, 08/01/54 (c) 600 677,431
State of California, Various
Purpose (GO) (SAW)
5.00%, 12/01/46 (c) 625 665,787
University of California, Series
BK (RB)
5.00%, 05/15/52 (c) 2,000 2,142,438
University of California, Series
BN (RB)
5.00%, 05/15/42 (c) 1,000 1,105,586
University of California, Series
EE (RB)
5.00%, 05/15/43 (c) 500 533,881
University of California, Series
M (RB)
5.00%, 05/15/42 (c) 1,950 2,007,553
University of California, Series
O (RB)
5.00%, 05/15/58 (c) 1,000 1,029,505
University of California, Series
Q (RB)
5.00%, 05/15/46 (c) 500 533,741
Ventura Unified School District,
Series A (GO)
4.00%, 08/01/52 (c) 500 488,757
West Contra Costa Unified
School District, Series B (GO)
(BAM)
5.00%, 08/01/49 (c) 1,000 1,083,577
80,279,553
Colorado : 2.0%
Arapahoe County, Cherry Creek
Colorado School District No
5. (GO) (SAW)
5.25%, 12/15/43 (c) 1,000 1,120,978

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Colorado (continued)
Board of Governors of
Colorado State University
System, Series C (RB)
4.00%, 03/01/47 (c) $ 1,050 $ 993,780
Canyons Metropolitan District
No. 5, Limited Tax, Series A
(GO) (BAM)
5.00%, 12/01/49 (c) 1,000 1,060,814
City of Colorado Springs,
Utilities System, Series C (RB)
5.00%, 11/15/50 (c) 600 627,613
City of Westminster, Colorado
Water & Wastewater Utility
(RB)
5.00%, 12/01/54 (c) 1,000 1,071,033
Colorado Bridge and Tunnel,
Enterprise Infrastructure,
Series A (RB) (AGM)
5.25%, 12/01/49 (c) 500 549,430
Colorado Health Facilities
Authority Hospital, Series A
(RB) (SBG)
4.00%, 11/15/43 (c) 685 665,592
Colorado Health Facilities
Authority, CommonSpirit
Health, Series A (RB)
5.50%, 11/01/47 (c) 1,000 1,081,164
Colorado Health Facilities
Authority, CommonSpirit
Health, Series A-2 (RB)
3.25%, 08/01/49 (c) 500 390,495
4.00%, 08/01/49 (c) 745 672,468
Colorado Health Facilities
Authority, Sanford, Series A
(RB)
5.00%, 11/01/44 (c) 500 515,614
Colorado High Performance
Transportation Enterprise,
C-470 Express Lanes (RB)
5.00%, 12/31/51 (c) 250 246,675
Weld County School District No.
5J (GO) (SAW)
4.00%, 12/01/45 (c) 1,000 964,494
Weld County School District No.
6 (GO) (SAW)
4.00%, 12/01/45 (c) 800 780,235
10,740,385
Connecticut : 0.6%
Connecticut Housing Finance
Authority, Housing Mortgage
Finance Program, Series A
(RB)
4.60%, 11/15/49 (c) 1,000 1,004,155
4.70%, 11/15/43 (c) 500 506,828
Connecticut State Health
and Educational Facilities
Authority, Trinity Health
Credit Group (RB)
5.00%, 12/01/45 (c) 750 753,068
Par
(000’s) Value
Connecticut (continued)
State of Connecticut Special
Tax, Series A-2 (RB)
5.00%, 07/01/42 (c) $ 1,000 $ 1,104,503
3,368,554
Delaware : 0.1%
State of Delaware, Series A
(GO)
4.00%, 05/01/42 (c) 500 509,868
Underline
District of Columbia : 1.3%
District of Columbia, Children's
Hospital (RB)
5.00%, 07/15/44 (c) 500 502,528
District of Columbia, Income
Tax, Series C (RB)
4.00%, 05/01/45 (c) 805 784,490
District of Columbia, Series A
(RB)
2.62%, 03/01/45 (c) 575 421,253
5.00%, 07/01/48 (c) 500 503,112
Metropolitan Washington
Airports Authority, Dulles
Toll Road, Dulles Metrorail
and Capital Improvements
Projects, Series A (RB) (AGM)
4.00%, 10/01/52 (c) 1,000 920,073
Metropolitan Washington
Airports Authority, Dulles
Toll Road, Dulles Metrorail
and Capital Improvements
Projects, Series B (RB)
4.00%, 10/01/49 (c) 1,250 1,151,874
Washington Metropolitan Area
Transit Authority, Series A
(RB)
3.00%, 07/15/43 (c) 750 607,874
4.00%, 07/15/46 (c) 1,000 967,130
5.00%, 07/15/48 (c) 1,000 1,060,999
6,919,333
Florida : 4.7%
Brevard County, Florida Health
Facilities Authority, Series A
(RB)
5.00%, 04/01/52 (c) 1,055 1,089,601
City of Cape Coral, Florida
Water and Sewer (RB) (BAM)
5.25%, 10/01/53 (c) 1,000 1,080,246
City of Jacksonville, Health
Care Facilities, Brooks
Rehabilitation (RB)
4.00%, 11/01/45 (c) 1,000 909,793
5.00%, 11/01/50 (c) 2,000 2,005,195
City of Tampa, Florida Water &
Wastewater System, Series A
(RB) (BAM-TCRS)
5.00%, 10/01/47 (c) 500 537,659
County of Broward, Florida Port
Facilities, Series A (RB)
5.00%, 09/01/49 (c) 500 506,940

Par
(000’s) Value
Florida (continued)
County of Broward, Florida
Tourist Development,
Convention Center Expansion
Project (RB)
4.00%, 09/01/47 (c) $ 1,000 $ 961,161
4.00%, 09/01/51 (c) 1,010 944,787
County of Miami-Dade, Florida
Seaport, Series A (RB) (AGM)
4.00%, 10/01/49 (c) 2,000 1,910,801
County of Miami-Dade, Florida
Water and Sewer System (RB)
4.00%, 10/01/48 (c) 1,000 959,023
County of Miami-Dade, Health
Facilities Authority Hospital,
Nicklaus Children’s Hospital
Project, Series A (RB)
4.00%, 08/01/51 (c) 500 453,663
County of Palm Beach, Health
Facilities Authority, Lifespace
Communities, Inc., Series B
(RB)
4.00%, 05/15/53 (c) 330 274,210
County of Saint Luce, School
Board, Series A (CP) (AGM)
5.00%, 07/01/48 (c) 1,000 1,049,153
County of Sarasota, Florida
Utility System, Series A (RB)
5.00%, 10/01/50 (c) 500 521,106
Florida Atlantic University
Finance Corp. (RB)
5.00%, 07/01/49 (c) 500 525,493
Florida Higher Educational
Facilities Financial Authority,
Rollins College Project, Series
A (RB)
4.00%, 12/01/50 (c) 750 667,316
Florida Housing Finance Corp.,
Homeowner Mortgage (RB)
6.25%, 01/01/55 (c) 1,000 1,102,662
Fort Pierce Utilities Authority,
Series A (RB) (AGM)
4.00%, 10/01/52 (c) 1,000 942,005
Halifax Hospital Medical Center
(RB)
4.00%, 06/01/46 (c) 525 483,040
Hillsborough County, Florida
Capital Improvement Non-Ad
Valorem (RB)
2.25%, 08/01/51 (c) 500 301,153
Hillsborough County, Industrial
Development Authority
Health System, Series C (RB)
5.50%, 11/15/54 (c) 1,000 1,098,859
Jea Water and Sewer System,
Series A (RB)
5.25%, 10/01/49 (c) 1,000 1,080,683
Par
(000’s) Value
Florida (continued)
Lee County Industrial
Development Authority,
Healthcare Facilities, Series
C (RB)
5.00%, 11/15/44 (c) $ 1,000 $ 1,038,349
North Broward Hospital
District, Broward Health,
Series B (RB)
5.00%, 01/01/48 (c) 1,000 1,011,640
Orange County Health Facilities
Authority, Series A (RB)
5.00%, 10/01/47 (c) 1,000 1,026,824
5.25%, 10/01/56 (c) 1,000 1,066,481
Palm Beach County, Health
Facilities Authority, Baptist
Health (RB) (SBG)
3.00%, 08/15/44 (c) 1,000 798,436
South Broward Hospital
District, Series A (RB)
3.00%, 05/01/46 (c) 750 609,688
24,955,967
Georgia : 1.9%
Brookhaven Development
Authority, Children’s
Healthcare of Atlanta, Inc.,
Series A (RB)
4.00%, 07/01/44 (c) 660 647,692
County of Burke, Development
Authority, Series D (RB)
4.12%, 11/01/45 (c) 260 241,236
County of Fulton, Georgia
Water and Sewerage, Series
A (RB)
2.25%, 01/01/43 (c) 500 353,219
Fayette County Development
Authority, Soccer Federation,
Inc. Project (RB)
5.25%, 10/01/54 (c) 1,250 1,316,381
Gainesville and Hall County
Hospital Authority, Northeast
Georgia Health System,
Series A (RB)
4.00%, 02/15/42 (c) 1,000 946,518
4.00%, 02/15/45 (c) 1,295 1,208,356
Georgia State Road and Tollway
Authority, Managed Lane
System, Series A (RB)
3.00%, 07/15/51 (c) 500 383,290
Macon Water Authority (RB)
5.00%, 10/01/54 (c) 500 535,025
Main Street Natural Gas, Inc.,
Series C (RB)
5.00%, 05/15/49 990 1,041,261
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax,  Series A (RB)
3.00%, 07/01/47 (c) 1,000 779,830

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Georgia (continued)
Municipal Electric Authority of
Georgia, Plant Vogtle Units 3
& 4 Project, Series A (RB)
4.50%, 07/01/63 (c) $ 500 $ 483,173
5.00%, 01/01/49 (c) 1,000 1,019,042
Municipal Electric Authority of
Georgia, Series A (RB)
5.00%, 01/01/63 (c) 500 505,919
5.25%, 01/01/49 (c) 500 535,923
9,996,865
Hawaii : 0.4%
City and County of Honolulu,
Series C (GO)
4.00%, 08/01/43 (c) 750 737,005
City and County of Honolulu,
Wastewater System, Seies A
(RB)
5.25%, 07/01/54 (c) 1,000 1,092,005
1,829,010
Idaho : 0.2%
Idaho Health Facilities
Authority, St. Luke's Health
System Project, Series A (RB)
5.00%, 03/01/44 (c) 345 344,984
Idaho Housing and Finance
Association, Single Family
Mortgage, Series A (RB)
4.60%, 01/01/49 (c) 740 743,797
1,088,781
Illinois : 4.2%
City of Chicago, Second Lien
Water Project, Series A (RB)
(AGM)
5.25%, 11/01/53 (c) 500 531,744
City of Chicago, Series A (GO)
5.00%, 01/01/44 (c) 1,000 1,006,190
5.00%, 01/01/44 (c) 750 756,475
5.00%, 01/01/45 (c) 750 753,567
5.50%, 01/01/43 (c) 750 775,934
City of Chicago, Wastewater
Transmission Project, Series
A (RB) (AGM)
5.25%, 01/01/53 (c) 500 532,293
5.50%, 01/01/62 (c) 1,550 1,691,528
Illinois Finance Authority, Silver
Cross Hospital and Medical
Center, Series C (RB)
5.00%, 08/15/44 (c) 1,000 1,001,329
Illinois Housing Development
Authority (RB)
6.00%, 10/01/55 (c) 785 873,622
Illinois Housing Development
Authority, Series A (RB)
4.75%, 10/01/49 (c) 500 504,402
Illinois Housing Development
Authority, Series G (RB)
5.00%, 10/01/46 (c) 1,000 1,020,626
Par
(000’s) Value
Illinois (continued)
Illinois Housing Development
Authority, Series K (RB)
(FNMA/GNMA/FHLMC COLL)
5.35%, 04/01/47 (c) $ 1,000 $ 1,027,388
Illinois State Toll Highway
Authority, Series A (RB)
4.00%, 01/01/44 (c) 1,005 962,971
4.00%, 01/01/46 (c) 1,000 926,250
Metropolitan Pier and
Exposition Authority,
McCormick Place Expansion
Project, Series A (RB)
4.00%, 12/15/47 (c) 1,500 1,351,330
5.00%, 06/15/53 (c) 735 736,839
Metropolitan Water
Reclamation District of
Greater Chicago, Series A
(GO)
4.00%, 12/01/46 (c) 1,500 1,410,867
Sales Tax Securitization Corp.,
Series A (RB)
4.00%, 01/01/48 (c) 1,000 916,101
Sales Tax Securitization Corp.,
Series A (RB) (BAM-TCRS)
4.00%, 01/01/48 (c) 1,000 928,348
St Clair County Community Unit
School District No. 187, Series
A (RB) (AGM)
5.00%, 01/01/54 (c) 1,000 1,030,903
State of Illinois (GO) (AGC)
5.75%, 05/01/45 (c) 750 811,213
State of Illinois, Series A (GO)
5.00%, 03/01/46 (c) 1,250 1,298,051
State of Illinois, Series B (GO)
5.25%, 05/01/49 (c) 500 533,377
State of Illinois, Series C (GO)
4.00%, 11/01/44 (c) 900 841,874
22,223,222
Indiana : 1.3%
Fishers Town Hall Building
Corp., Series A (RB)
5.62%, 07/15/48 (c) 1,000 1,127,885
Indiana Finance Authority,
Health Facility (RB)
5.25%, 03/01/54 (c) 1,500 1,584,878
Indiana Housing and
Community Development
Authority, Single Family
Mortgage, Series B-1 (RB)
4.75%, 07/01/49 (c) 500 504,525
Indiana Municipal Power
Agency, Series A (RB)
5.00%, 01/01/42 (c) 1,000 1,018,807
Indianapolis Local Public
Improvement Bond Bank,
Courthouse and Jail Project,
Series A (RB)
5.00%, 02/01/49 (c) 500 515,094
5.00%, 02/01/54 (c) 1,000 1,024,210

Par
(000’s) Value
Indiana (continued)
Indianapolis Local Public
Improvement Bond Bank,
Indiana Convention Center
Hotel (RB) (BAM)
5.00%, 03/01/53 (c) $ 1,000 $ 1,043,477
6,818,876
Iowa : 0.4%
Iowa Finance Authority, Series
A (RB)
5.00%, 08/01/49 (c) 530 553,082
Iowa Finance Authority, Single
Family Mortgage, Series C
(RB)
4.65%, 07/01/49 (c) 1,000 1,008,294
4.85%, 07/01/43 (c) 500 506,372
2,067,748
Kansas : 0.2%
Wyandotte County KS, Unified
School District No. 500 (GO)
(BAM)
5.25%, 09/01/55 (c) 1,000 1,063,908
Underline
Kentucky : 0.3%
Kentucky Bond Development
Corp., Lexington Center Corp.
Project (RB)
4.00%, 09/01/48 (c) 1,225 1,135,306
Kentucky State Property &
Building Commission (RB)
5.00%, 10/01/44 (c) 500 542,225
1,677,531
Louisiana : 0.7%
City of Shreveport, Louisiana
Water and Sewer, Series B
(RB) (AGM)
4.00%, 12/01/49 (c) 700 636,803
Louisiana Stadium and
Exposition District, Series A
(RB)
5.25%, 07/01/53 (c) 1,500 1,581,990
State of Louisiana, Series A
(GO)
4.00%, 04/01/43 (c) 1,500 1,469,564
3,688,357
Maine : 0.3%
Maine Health & Higher
Educational Facilities
Authority (RB)
5.25%, 10/01/54 (c) 1,000 1,072,966
Maine Turnpike Authority (RB)
4.00%, 07/01/50 (c) 750 712,586
1,785,552
Maryland : 1.5%
County of Baltimore,
Metropolitan District (GO)
5.00%, 03/01/49 (c) 1,000 1,070,443
Par
(000’s) Value
Maryland (continued)
Maryland Community
Development Administration,
Villages at Marley Station,
Series D-1 (RB)
4.35%, 02/01/44 $ 1,000 $ 986,025
Maryland Health and Higher
Educational Facilities
Authority, Adventist
Healthcare, Series B (RB)
4.00%, 01/01/51 (c) 500 433,616
Maryland Health and Higher
Educational Facilities
Authority, Greater Baltimore
Medical Center, Series A (RB)
3.00%, 07/01/46 (c) 500 402,738
Maryland Health and Higher
Educational Facilities
Authority, Lifebridge Health
(RB)
5.00%, 07/01/47 (c) 1,000 1,000,457
Maryland Health and Higher
Educational Facilities
Authority, Series A (RB)
5.25%, 07/01/52 (c) 750 804,744
Maryland Stadium Authority,
Built to Learn, Series A (RB)
4.00%, 06/01/52 (c) 1,000 938,579
Maryland Stadium Authority,
Construction and
Revitalization Program, Series
A (RB)
5.00%, 05/01/42 (c) 1,000 1,031,661
Montgomery County, Trinity
Health Credit Group, Series
MD (RB)
5.00%, 12/01/44 (c) 1,000 1,000,123
7,668,386
Massachusetts : 3.9%
Commonwealth of
Massachusetts
Transportation, Series A (RB)
3.00%, 06/01/50 (c) 800 616,454
Commonwealth of
Massachusetts
Transportation, Series B (RB)
5.00%, 06/01/52 (c) 2,000 2,107,947
5.00%, 06/01/54 (c) 750 797,459
Commonwealth of
Massachusetts, Series A (GO)
5.00%, 04/01/42 (c) 275 281,836
5.00%, 01/01/45 (c) 1,000 1,029,152
5.00%, 01/01/49 (c) 500 532,846
5.00%, 01/01/49 (c) 1,000 1,030,667
5.00%, 05/01/53 (c) 1,000 1,053,400
Commonwealth of
Massachusetts, Series B (GO)
2.12%, 04/01/51 (c) 1,300 800,092
5.00%, 11/01/52 (c) 1,190 1,250,084

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Massachusetts (continued)
Commonwealth of
Massachusetts, Series C (GO)
3.00%, 03/01/48 (c) $ 360 $ 281,311
Commonwealth of
Massachusetts, Series D (GO)
5.00%, 07/01/45 (c) 750 788,783
5.00%, 10/01/53 (c) 1,000 1,055,651
Commonwealth of
Massachusetts, Series E (GO)
5.00%, 11/01/45 (c) 605 637,991
5.00%, 11/01/50 (c) 1,000 1,040,851
Massachusetts Bay
Transportation Authority,
Sales Tax, Series A (RB)
4.00%, 07/01/51 (c) 800 768,290
4.00%, 07/01/53 (c) 1,000 953,361
Massachusetts Clean Water
Trust, Series B (RB)
5.00%, 02/01/43 (c) 750 832,120
Massachusetts Development
Finance Agency, Beth Israel
Lahey Health, Inc., Series J
(RB)
5.00%, 07/01/53 (c) 500 502,734
Massachusetts Development
Finance Agency, Boston
Medical Center Issue, Series
D (RB)
5.00%, 07/01/44 (c) 500 493,872
Massachusetts Development
Finance Agency, Boston
Medical Center Issue, Series
G (RB)
5.25%, 07/01/52 (c) 1,000 1,040,083
Massachusetts Development
Finance Agency, Boston
University, Series FF (RB)
5.00%, 10/01/48 (c) 1,105 1,184,578
Massachusetts Port Authority,
Series B (RB) (SBG)
5.00%, 07/01/44 (c) 305 318,845
Massachusetts School Building
Authority, Sales Tax, Series
A (RB)
5.00%, 02/15/44 (c) 555 578,629
5.00%, 08/15/50 (c) 750 785,328
20,762,364
Michigan : 2.1%
Fayette County Development
Authority, Soccer Federation,
Inc. Project (RB) (BAM)
5.00%, 11/01/43 (c) 750 817,573
Great Lakes Water Authority,
Water Supply System, Second
Lien, Series B (RB)
5.00%, 07/01/46 (c) 390 393,750
Par
(000’s) Value
Michigan (continued)
Great Lakes Water Authority,
Water Supply System, Senior
Lien, Series A (RB)
5.00%, 07/01/46 (c) $ 570 $ 574,282
Lansing Board of Water and
Light, Michigan Utility System,
Series A (RB)
5.00%, 07/01/49 (c) 1,000 1,063,902
Michigan Finance Authority,
Beaumont Health, Series A
(RB)
5.00%, 11/01/44 (c) 1,000 1,007,535
Michigan Finance Authority,
McLaren Health Care, System
A (RB)
4.00%, 02/15/47 (c) 1,000 929,174
Michigan Finance Authority,
Trinity Health Credit Group,
Series A (RB)
5.00%, 12/01/42 (c) 500 512,256
Michigan Finance Authority,
Wayne Criminal (RB)
(BAM-TCRS)
4.00%, 11/01/48 (c) 1,000 937,508
Michigan State Building
Authority, Facilities Program,
Series I (RB)
5.00%, 10/15/50 (c) 500 502,181
Michigan State Housing
Development Authority,
Rental Housing, Series A (RB)
3.35%, 10/01/49 (c) 500 399,961
3.60%, 10/01/60 (c) 1,000 804,776
4.88%, 10/01/43 (c) 1,000 1,011,514
Michigan State University,
Board of Trustee, Series B
(RB)
5.00%, 02/15/48 (c) 765 786,949
State of Michigan, Trunk Line
Fund (RB)
5.00%, 11/15/46 (c) 1,000 1,070,159
10,811,520
Minnesota : 0.8%
Duluth Economic Development
Authority, Minnesota Health
Facilities, Series A (RB)
5.25%, 02/15/58 (c) 1,000 1,010,869
Minneapolis St Paul
Metropolitan Airports
Commission, Series A (RB)
5.00%, 01/01/52 (c) 1,000 1,046,976
Minnesota Housing Finance
Agency Residential Housing,
Series B (RB)
2.50%, 07/01/51 (c) 530 341,490
Minnesota Housing Finance
Agency Residential Housing,
Series I (RB)
2.15%, 07/01/45 (c) 890 569,091

Par
(000’s) Value
Minnesota (continued)
3.00%, 01/01/51 (c) $ 325 $ 318,892
Minnesota Housing Finance
Agency Residential Housing,
Series M (RB)
5.15%, 07/01/45 (c) 485 496,828
St. Louis Park Independent
School District No. 283, Series
A (GO) (SD CRED PROG)
4.25%, 02/01/43 (c) 500 506,339
4,290,485
Mississippi : 0.2%
Mississippi Home Corp., Single
Family Mortgage, Series C
(RB)
4.85%, 12/01/54 (c) 1,000 1,007,207
Underline
Missouri : 0.7%
County of Jackson, Series A (RB)
4.25%, 12/01/53 (c) 1,000 959,486
4.38%, 12/01/58 (c) 1,000 969,945
Missouri Housing Development
Commission, Single Family
Mortgage, Series G (RB)
4.35%, 11/01/44 (c) 500 503,078
Missouri State, Health &
Educational Facilities
Authority, Mercy Health,
Series F (RB)
5.00%, 11/15/45 (c) 1,000 999,995
3,432,504
Nebraska : 0.5%
Central Plains Energy Project,
Gas Project Crossover No. 3,
Series A (RB)
5.00%, 09/01/42 500 542,930
City of Omaha and County of
Douglas, Public Building,
Series B (GO)
4.00%, 05/01/50 (c) 550 522,784
Nebraska Investment Finance
Authority, Single Family
Housing, Series E (RB)
4.80%, 09/01/53 (c) 500 502,191
University of Nebraska Facilities
Corp., Series A (RB)
4.00%, 07/15/59 (c) 750 708,507
4.00%, 07/15/62 (c) 500 469,580
2,745,992
Nevada : 0.5%
City of Carson, Nevada
Hospital, Tahoe Regional
Healthcare Project (RB)
5.00%, 09/01/42 (c) 390 395,303
City of Henderson, Utility
System, Series A-1 (GO)
4.00%, 06/01/50 (c) 675 640,462
County of Clarke, School
District, Limited Tax, Series
A (GO)
4.00%, 06/15/42 (c) 500 486,803
Par
(000’s) Value
Nevada (continued)
Las Vegas Convention and
Visitors Authority, Series B
(RB)
4.00%, 07/01/49 (c) $ 1,000 $ 934,003
2,456,571
New Hampshire : 0.3%
National Finance Authority
Hospital, St. Lukes University
Health Network Project,
Series B (RB) (AGM)
3.00%, 08/15/46 (c) 1,975 1,605,452
Underline
New Jersey : 2.7%
New Jersey Economic
Development Authority
School Facilities, Series FFF
(RB)
4.62%, 06/15/48 (c) 1,000 1,010,637
New Jersey Educational
Facilities Authority, New
Jersey Princeton University,
Series B (RB)
5.25%, 03/01/54 (c) 1,000 1,106,912
New Jersey Health Care
Facilities Financing Authority,
Atlanticare Health System
(RB)
2.50%, 07/01/51 (c) 490 306,592
New Jersey Housing and
Mortgage Finance Agency,
Single Family Housing (RB)
4.80%, 10/01/53 (c) 500 503,163
New Jersey Housing and
Mortgage Finance Agency,
Single Family Housing, Series
K (RB)
4.55%, 10/01/44 (c) 1,000 1,006,413
New Jersey Transportation
Trust Fund Authority, Series
AA (RB)
4.00%, 06/15/45 (c) 1,500 1,457,995
4.50%, 06/15/49 (c) 590 593,368
4.50%, 06/15/49 (c) 320 338,963
New Jersey Transportation
Trust Fund Authority, Series
BB (RB)
3.50%, 06/15/46 (c) 365 321,146
4.00%, 06/15/44 (c) 1,000 973,623
5.00%, 06/15/46 (c) 1,000 1,068,421
5.25%, 06/15/50 (c) 1,000 1,076,446
New Jersey Turnpike Authority,
Series A (RB)
4.00%, 01/01/48 (c) 1,000 974,247
4.00%, 01/01/51 (c) 1,000 971,617
New Jersey Turnpike Authority,
Series B (RB)
5.25%, 01/01/49 (c) 1,500 1,641,835

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New Jersey (continued)
South Jersey Transportation
Authority, Transportation
System, Series A (RB)
5.00%, 11/01/45 (c) $ 500 $ 519,571
Tobacco Settlement Financing
Corp., Series A (RB)
5.00%, 06/01/46 (c) 500 504,714
14,375,663
New Mexico : 0.1%
New Mexico Mortgage Finance
Authority, Single Family
Mortgage, Series F (RB)
3.05%, 07/01/44 (c) 290 228,820
Underline
New York : 20.6%
City of New York, Series A (GO)
4.00%, 08/01/50 (c) 1,000 950,666
City of New York, Series C (GO)
5.25%, 09/01/50 (c) 1,000 1,081,971
City of New York, Series D (GO)
(BAM)
4.00%, 03/01/50 (c) 1,000 951,090
5.00%, 03/01/43 (c) 750 787,305
City of New York, Series F (GO)
5.00%, 03/01/50 (c) 1,000 1,041,880
County of Monroe, Industrial
Development Corp.,
University of Rochester
Project, Series A (RB)
4.00%, 07/01/50 (c) 900 855,103
Dutchess County Local
Development Corp., Bard
College Project, Series A (RB)
5.00%, 07/01/51 (c) 1,000 1,006,027
Hudson Yards Infrastructure
Corp., Series A (RB)
5.00%, 02/15/42 (c) 645 659,762
Hudson Yards Infrastructure
Corp., Series A (RB) (AGM)
4.00%, 02/15/47 (c) 1,000 979,818
Long Island Power Authority
Electric System (RB)
5.00%, 09/01/42 (c) 1,000 1,029,948
Los Angeles Department of
Water and Power, Series B
(RB)
5.00%, 09/01/45 (c) 1,000 1,006,992
Metropolitan Transportation
Authority, Series A (RB)
4.00%, 11/15/51 (c) 1,000 940,222
5.25%, 11/15/49 (c) 1,500 1,607,843
Metropolitan Transportation
Authority, Series A (RB) (AGM)
5.00%, 11/15/44 (c) 715 739,327
Metropolitan Transportation
Authority, Series A-1 (RB)
4.00%, 11/15/43 (c) 400 382,148
4.00%, 11/15/49 (c) 1,000 914,140
5.00%, 11/15/45 (c) 590 590,296
Par
(000’s) Value
New York (continued)
Metropolitan Transportation
Authority, Series B-1 (RB)
5.00%, 11/15/51 (c) $ 500 $ 507,193
Metropolitan Transportation
Authority, Series C-1 (RB)
4.75%, 11/15/45 (c) 1,000 1,021,046
5.25%, 11/15/56 (c) 1,050 1,059,698
Metropolitan Transportation
Authority, Series D (RB)
4.00%, 11/15/42 (c) 1,245 1,203,545
4.00%, 11/15/46 (c) 250 231,518
Monroe County Industrial
Development Corp.
Rochester Regional Health
Project, Series A (RB)
4.00%, 12/01/46 (c) 650 588,090
MTA Hudson Rail Yards Trust,
Series A (RB)
5.00%, 11/15/56 (c) 1,000 999,954
New York City Environmental
Facilities, Clean Water and
Drinking Water, Series B (RB)
4.00%, 06/15/49 (c) 500 483,412
New York City Housing
Development Corp., Housing
Impact, Series A (RB)
4.80%, 02/01/53 (c) 500 503,458
New York City Housing
Development Corp., Multi-
Family Housing, Series A-1
(RB)
4.75%, 11/01/54 (c) 1,000 1,001,264
4.85%, 11/01/53 (c) 1,500 1,514,242
New York City Housing
Development Corp., Multi-
Family Housing, Series E-1
(RB)
4.85%, 11/01/53 (c) 750 757,518
New York City Housing
Development Corp., Multi-
Family Housing, Series J (RB)
3.05%, 11/01/49 (c) 555 423,369
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series AA (RB)
4.00%, 06/15/50 (c) 1,000 953,178
5.00%, 06/15/48 (c) 850 893,417
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series BB (RB)
4.00%, 06/15/45 (c) 2,000 1,946,099
5.00%, 06/15/44 (c) 955 1,017,350
5.00%, 06/15/49 (c) 1,000 1,044,106
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series CC (RB)
3.75%, 06/15/47 (c) 710 624,992
4.00%, 06/15/45 (c) 1,500 1,443,401
5.00%, 06/15/52 (c) 1,000 1,050,484

Par
(000’s) Value
New York (continued)
5.25%, 06/15/54 (c) $ 1,500 $ 1,624,079
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series CC (RB)
(FHA)
5.00%, 06/15/51 (c) 500 523,725
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series DD (RB)
4.12%, 06/15/47 (c) 1,000 981,199
New York City Municipal Water
Finance Authority, Water and
Sewer System, Series EE (RB)
5.00%, 06/15/45 (c) 1,000 1,066,554
New York City Transitional
Finance Authority Building
Aid, Series S-1 (RB) (SAW)
3.00%, 07/15/49 (c) 350 266,788
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
B (RB)
4.38%, 05/01/53 (c) 500 496,577
5.25%, 05/01/50 (c) 1,000 1,076,787
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
B-1 (RB)
3.00%, 11/01/47 (c) 1,930 1,481,136
4.00%, 08/01/42 (c) 1,500 1,493,561
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
C (RB)
5.25%, 05/01/48 (c) 1,000 1,081,674
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
C-1 (RB)
4.00%, 11/01/42 (c) 1,120 1,101,453
4.00%, 05/01/44 (c) 1,000 976,980
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
D (RB)
5.00%, 05/01/49 (c) 1,085 1,154,513
5.00%, 05/01/50 (c) 1,200 1,273,959
5.25%, 05/01/48 (c) 1,750 1,906,265
5.50%, 05/01/52 (c) 2,000 2,223,328
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
D-1 (RB)
4.00%, 11/01/47 (c) 500 482,034
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
E-1 (RB)
2.25%, 02/01/51 (c) 650 381,779
Par
(000’s) Value
New York (continued)
4.00%, 02/01/44 (c) $ 1,000 $ 968,912
5.00%, 02/01/43 (c) 1,000 1,022,843
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
F-1 (RB)
4.00%, 02/01/51 (c) 1,000 953,162
5.25%, 02/01/47 (c) 1,000 1,078,476
New York City Water and Sewer
System, Series BB (RB)
4.00%, 06/15/50 (c) 640 610,034
New York City, Series D (GO)
4.00%, 04/01/50 (c) 1,000 950,981
New York City, Series D-1 (GO)
5.00%, 12/01/43 (c) 1,000 1,040,162
New York Liberty Development
Corp., 1 World Trade Center
Project (RB)
4.00%, 02/15/43 (c) 620 597,413
New York Liberty Development
Corp., 4 World Trade
Center Project, Series A (RB)
(BAM-TCRS)
3.00%, 11/15/51 (c) 2,125 1,592,321
New York Liberty Development
Corp., 7 World Trade Center
Project, Series A (RB)
3.00%, 09/15/43 (c) 1,495 1,236,395
New York State Dormitory
Authority, New School, Series
A (RB)
4.00%, 07/01/43 (c) 475 456,019
5.00%, 07/01/46 (c) 420 424,035
New York State Dormitory
Authority, New York
University, Series A (RB)
5.00%, 07/01/49 (c) 1,000 1,039,464
New York State Dormitory
Authority, Northwell Health,
Series A (RB)
5.00%, 05/01/52 (c) 1,300 1,348,701
5.25%, 05/01/54 (c) 1,000 1,067,453
New York State Dormitory
Authority, Personal Income
Tax, Series A (RB)
3.00%, 03/15/42 (c) 500 416,876
5.00%, 03/15/49 (c) 500 521,589
5.25%, 03/15/52 (c) 800 863,188
New York State Dormitory
Authority, Personal Income
Tax, Series B (RB)
5.00%, 02/15/42 (c) 1,500 1,547,696
5.00%, 02/15/44 (c) 730 730,569
New York State Dormitory
Authority, Sales Tax, Series
E (RB)
5.00%, 03/15/48 (c) 500 513,152

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
New York State Dormitory
Authority, St. John's
University, Series A (RB)
4.00%, 07/01/48 (c) $ 550 $ 506,783
New York State Dormitory
Authority, State Sales Tax,
Series A (RB)
4.00%, 03/15/47 (c) 800 762,489
4.00%, 03/15/49 (c) 1,000 958,968
5.00%, 03/15/45 (c) 1,000 1,026,062
5.00%, 03/15/49 (c) 1,000 1,062,587
New York State Dormitory
Authority, White Plants
Hospital (RB) (AGC)
5.50%, 10/01/54 (c) 2,250 2,444,180
New York State Mortgage
Agency, Homeowner
Mortgage (RB)
4.90%, 10/01/53 (c) 1,350 1,352,827
New York State Mortgage
Agency, Homeowner
Mortgage (RB) (SBG)
2.55%, 04/01/50 (c) 330 217,536
New York State Power
Authority, Series A (RB)
4.00%, 11/15/50 (c) 500 479,071
New York State Thruway
Authority, Junior
Indebtedness, Series B (RB)
4.00%, 01/01/45 (c) 1,440 1,390,795
New York State Thruway
Authority, Personal Income
Tax, Series A (RB)
4.00%, 03/15/55 (c) 500 474,007
New York State Thruway
Authority, Series P (RB)
5.25%, 01/01/54 (c) 1,000 1,071,059
New York State Urban
Development Corp., Personal
Income Tax (RB)
5.00%, 03/15/63 (c) 2,000 2,092,552
New York State Urban
Development Corp., Personal
Income Tax, Series A (RB)
4.00%, 03/15/53 (c) 1,000 947,183
5.00%, 03/15/43 (c) 500 516,556
New York State Urban
Development Corp., Personal
Income Tax, Series C (RB)
3.00%, 03/15/48 (c) 550 420,452
5.00%, 03/15/47 (c) 2,000 2,090,510
New York State Urban
Development Corp., Personal
Income Tax, Series E (RB)
3.00%, 03/15/49 (c) 1,735 1,313,009
New York State Urban
Development Corp., State
Sales Tax, Series A (RB)
3.00%, 03/15/50 (c) 1,000 759,807
Par
(000’s) Value
New York (continued)
New York State, Dormitory
Authority, Personal Income
Tax, Series D (RB)
5.00%, 02/15/48 (c) $ 820 $ 850,341
New York Transportation
Development Corp.,
Terminal 4 John F. Kennedy
International Airport Project,
Series C (RB)
4.00%, 12/01/42 (c) 925 893,031
Port Authority of New York &
New Jersey (RB)
5.00%, 09/01/49 (c) 1,000 1,079,585
Triborough Bridge and Tunnel
Authority Sales Tax, Series
A (RB)
4.25%, 05/15/58 (c) 1,000 963,770
Triborough Bridge and Tunnel
Authority, Payroll Mobility
Tax, Series B (RB)
5.00%, 05/15/56 (c) 500 509,511
5.25%, 11/15/53 (c) 750 806,429
5.25%, 05/15/54 (c) 2,000 2,161,005
Triborough Bridge and Tunnel
Authority, Payroll Mobility
Tax, Series C (RB)
4.00%, 05/15/51 (c) 750 707,633
5.00%, 05/15/51 (c) 1,000 1,047,157
Triborough Bridge and Tunnel
Authority, Payroll Mobility
Tax, Series D (RB)
4.50%, 05/15/47 (c) 500 508,701
Triborough Bridge and Tunnel
Authority, Series A (RB)
5.00%, 11/15/49 (c) 1,000 1,040,034
5.00%, 11/15/51 (c) 1,000 1,041,418
5.00%, 11/15/54 (c) 750 778,009
5.25%, 12/01/54 (c) 1,000 1,080,350
5.50%, 12/01/59 (c) 1,500 1,652,744
108,369,855
North Carolina : 1.2%
North Carolina Housing
Finance Agency, Home
Ownership (RB)
4.88%, 07/01/42 (c) 495 509,589
North Carolina Housing
Finance Agency, Home
Ownership, Series A (RB)
4.38%, 07/01/44 (c) 1,000 1,000,774
North Carolina Turnpike
Authority, Triangle
Expressway System (RB)
5.00%, 01/01/44 (c) 500 515,778
5.00%, 01/01/49 (c) 750 767,273

Par
(000’s) Value
North Carolina (continued)
North Carolina Turnpike
Authority, Triangle
Expressway System, Series A
(RB) (AGM)
5.00%, 01/01/58 (c) $ 3,350 $ 3,496,823
6,290,237
North Dakota : 0.2%
North Dakota Housing Finance
Agency, Home Mortgage
Finance Program, Series A
(RB)
4.70%, 07/01/47 (c) 1,000 1,008,270
Underline
Ohio : 2.3%
Buckeye Tobacco Settlement
Financing Authority, Series
A-2 (RB)
4.00%, 06/01/48 (c) 1,000 894,868
County of Cuyahoga, Ohio
Hospital, The Metrohealth
System (RB)
5.00%, 02/15/42 (c) 1,000 1,009,427
5.00%, 02/15/57 (c) 1,000 999,988
5.25%, 02/15/47 (c) 1,000 1,011,899
5.50%, 02/15/57 (c) 1,000 1,013,202
County of Franklin, Nationwide
Children's Hospital Project,
Series A (RB)
5.00%, 11/01/48 1,000 1,093,631
County of Franklin, Ohio
Various Purpose Sales Tax
(RB)
5.00%, 06/01/48 (c) 1,075 1,106,261
County of Hamilton, Ohio
Healthcare Improvement,
Life Enriching Communities
Project (RB)
5.00%, 01/01/46 (c) 250 244,908
County of Hamilton, Ohio
Hospital Facilities, TriHealth,
Inc. (RB)
5.00%, 08/15/42 (c) 1,000 1,014,523
Ohio State University, Series
A (RB)
4.00%, 12/01/48 (c) 1,000 959,948
Ohio Water Development
Authority Water Pollution
Control Loan Fund (RB)
5.00%, 12/01/44 (c) 750 823,856
Port of Greater Cincinnati
Development Authority, Duke
Energy Convention Center
Project, Series B (RB)
5.00%, 12/01/53 (c) 500 516,904
University of Cincinnati, Series
A (RB)
5.25%, 06/01/49 (c) 1,500 1,616,054
12,305,469
Par
(000’s) Value
Oklahoma : 0.6%
Oklahoma Turnpike Authority
(RB)
5.50%, 01/01/54 (c) $ 750 $ 830,045
Oklahoma Turnpike Authority,
Series A (RB)
4.00%, 01/01/48 (c) 700 680,041
Oklahoma Water Resources
Board, Series C (RB)
4.00%, 10/01/49 (c) 750 724,653
University of Oklahoma, Series
A (RB) (BAM)
5.00%, 07/01/49 (c) 835 886,193
3,120,932
Oregon : 0.9%
City of Portland, Oregon
Second Lien, Series A (RB)
5.00%, 10/01/54 (c) 750 800,859
City of Portland, Oregon Sewer
System, Series A (RB)
5.00%, 12/01/42 (c) 500 547,370
Multnomah County School
District No. 1J, Series B (GO)
(SBG)
2.00%, 06/15/42 (c) 550 362,051
3.25%, 06/15/42 (c) 295 257,365
Oregon Health and Science
University, Series A (RB)
4.00%, 07/01/51 (c) 1,000 952,304
Tri-County Metropolitan
Transportation District of
Oregon, Series A (RB)
3.00%, 09/01/44 (c) 935 763,904
University of Oregon, Series A
(RB)
5.00%, 04/01/50 (c) 1,000 1,036,037
4,719,890
Pennsylvania : 4.3%
Chester County Health and
Education Facilities Authority,
Main Line Health System,
Series A (RB)
4.00%, 09/01/50 (c) 645 598,410
City of Philadelphia,
Pennsylvania Gas Works (RB)
5.00%, 08/01/47 (c) 805 820,422
City of Philadelphia,
Pennsylvania Water &
Wastewater, Series A (RB)
5.00%, 10/01/47 (c) 500 509,090
5.00%, 10/01/52 (c) 500 506,848
City of Philadelphia,
Pennsylvania Water &
Wastewater, Series C (RB)
(AGC)
5.25%, 09/01/49 (c) 500 546,025
5.25%, 09/01/54 (c) 500 540,337
Commonwealth of
Pennsylvania (GO)
4.00%, 08/15/43 (c) 1,000 981,691

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Pennsylvania (continued)
Commonwealth of
Pennsylvania, Series A (CP)
(FHA)
4.00%, 07/01/46 (c) $ 1,170 $ 1,099,649
Geisinger Authority, Health
System, Series A (RB)
5.00%, 04/01/50 (c) 1,000 1,029,025
Lancaster County, Hospital
Authority, Penn State Health
(RB)
5.00%, 11/01/51 (c) 1,000 1,014,951
Pennsylvania Economic
Development Financing
Authority, Presbyterian
Senior Living Project, Series
B-2 (RB)
5.25%, 07/01/46 (c) 1,000 1,053,866
Pennsylvania Higher
Educational Facilities
Authority, Thomas Jefferson
University, Series B-1 (RB)
(AGC)
4.25%, 11/01/48 (c) 1,000 968,246
Pennsylvania Housing Finance
Agency, Single Family
Mortgage, Series A (RB)
4.75%, 04/01/53 (c) 1,000 1,006,631
4.80%, 10/01/51 (c) 1,000 982,073
4.85%, 10/01/43 (c) 500 506,245
5.00%, 10/01/43 (c) 1,000 1,046,993
Pennsylvania Housing Finance
Agency, Single Family
Mortgage, Series B (RB)
3.65%, 10/01/42 (c) 260 229,902
Pennsylvania State University
(RB)
5.25%, 09/01/53 (c) 1,000 1,084,290
Pennsylvania Turnpike
Commission, Oil Franchise
Tax, Series A (RB) (AGM)
5.00%, 12/01/48 (c) 290 300,642
Pennsylvania Turnpike
Commission, Oil Franchise
Tax, Series A (RB) (BAM)
3.00%, 12/01/51 (c) 1,000 745,386
4.00%, 12/01/51 (c) 1,000 951,458
Pennsylvania Turnpike
Commission, Series A (RB)
(AGM)
4.00%, 12/01/49 (c) 1,045 988,299
Pennsylvania Turnpike
Commission, Series A-1 (RB)
5.00%, 12/01/47 (c) 900 918,940
Pennsylvania Turnpike
Commission, Series B (RB)
4.00%, 12/01/46 (c) 1,000 957,104
5.00%, 12/01/45 (c) 800 847,853
Par
(000’s) Value
Pennsylvania (continued)
Pennsylvania Turnpike
Commission, Series C (RB)
5.00%, 12/01/49 (c) $ 750 $ 800,257
Philadelphia Authority for
Industrial Development,
Children’s Hospital, Series A
(RB)
5.50%, 07/01/53 (c) 500 552,322
Upper Merion Area School
District, Series A (GO) (SAW)
4.00%, 01/15/46 (c) 1,105 1,063,806
22,650,761
Rhode Island : 0.3%
Providence Public Building
Authority, Capital
Improvement Program,
Series A (RB) (AGC)
5.25%, 09/15/44 (c) 750 816,650
State of Rhode Island, Series
A (GO)
4.12%, 08/01/42 (c) 600 605,417
1,422,067
South Carolina : 1.6%
South Carolina Jobs-Economic
Development Authority,
Mercy Health, Series A (RB)
4.00%, 12/01/44 (c) 855 808,650
South Carolina Jobs-Economic
Development Authority,
Novant Health, Series A (RB)
4.25%, 11/01/47 (c) 750 707,105
4.50%, 11/01/54 (c) 1,000 988,928
South Carolina Jobs-Economic
Development Authority,
Prisma Health, Series A (RB)
5.00%, 05/01/48 (c) 1,000 1,010,486
South Carolina Public Service
Authority, Santee Cooper,
Series A (RB)
4.00%, 12/01/52 (c) 500 457,891
5.00%, 12/01/49 (c) 1,000 1,050,528
5.25%, 12/01/49 (c) 1,000 1,075,303
South Carolina Public Service
Authority, Series E (RB)
5.25%, 12/01/55 (c) 1,500 1,504,710
University of South Carolina,
Campus Village Project,
Series A (RB)
5.00%, 05/01/46 (c) 820 863,287
8,466,888
South Dakota : 0.2%
South Dakota Housing
Development Authority,
Homeownership Mortage,
Series C (RB)
6.25%, 11/01/55 (c) 1,000 1,122,443
Underline

Par
(000’s) Value
Tennessee : 1.0%
Chattanooga Health
Educational & Housing
Facility Board (RB)
5.25%, 12/01/49 (c) $ 1,000 $ 1,058,463
Metropolitan Government
of Nashville and Davidson
County, Vanderbilt University
Medical Center, Series A (RB)
5.00%, 07/01/46 (c) 1,500 1,510,130
5.00%, 10/01/49 (c) 500 538,819
Tennessee Housing
Development Agency,
Residential Finance Program
(RB)
2.95%, 07/01/49 (c) 335 251,825
Tennessee Housing
Development Agency,
Residential Finance Program,
Series A (RB)
5.40%, 07/01/53 (c) 1,000 1,031,690
Tennessee State School Bond
Authority, Higher Education
Facilities, Series A (RB)
5.00%, 11/01/42 (c) 1,040 1,064,075
5,455,002
Texas : 11.9%
Arlington Higher Education
Finance Corp. (RB)
4.12%, 08/15/49 (c) 1,000 961,558
Arlington Higher Education
Finance Corp., Harmony
Public Schools, Series A (RB)
3.00%, 02/15/46 (c) 1,000 788,160
Arlington Higher Education
Finance Corp., Riverwalk
Education Foundation, Inc.
(RB)
4.00%, 08/15/44 (c) 675 649,174
Austin Independent School
District, Unlimited Tax School
Building (GO)
4.00%, 08/01/44 (c) 750 731,663
4.00%, 08/01/48 (c) 1,000 963,174
Central Texas Regional Mobility
Authority, Senior Lien, Series
E (RB)
5.00%, 01/01/45 (c) 750 780,091
City of Austin, Texas Electricity
Utility System, Series A (RB)
5.00%, 11/15/49 (c) 1,375 1,425,448
City of Austin, Waterwaste
System (RB)
5.00%, 11/15/43 (c) 1,000 1,083,076
City of Corpus Christi, Texas
Utility System (RB)
5.00%, 07/15/49 (c) 1,000 1,065,741
City of El Paso, Texas
Combination Tax (GO)
4.00%, 08/15/45 (c) 950 914,825
Par
(000’s) Value
Texas (continued)
City of Lubbock, Texas Electric
Light & Power System (RB)
4.00%, 04/15/46 (c) $ 650 $ 621,272
City of Royse, Independent
School District (GO)
5.00%, 02/15/48 (c) 950 1,008,771
City of San Antonio, Texas
Electric & Gas Systems (RB)
5.00%, 02/01/44 (c) 500 525,881
City of San Antonio, Texas
Electric & Gas Systems, Series
B (RB)
5.00%, 02/01/54 (c) 1,000 1,053,035
City of San Antonio, Texas
Electric & Gas Systems, Series
D (RB)
5.25%, 02/01/54 (c) 2,000 2,159,232
City of Seguin, Texas
Combination Tax and Limited
Pledge (GO)
5.25%, 09/01/58 (c) 1,000 1,063,118
Clifton Higher Education
Finance Corp. (RB)
4.00%, 08/15/44 (c) 1,000 968,061
Colin and Kaufman Counties,
School Independent District
(GO)
4.00%, 02/15/53 (c) 1,000 945,834
Conroe Independent School
District (GO)
4.25%, 02/15/50 (c) 750 749,793
Conroe Independent School
District, Unlimited Tax School
(GO)
5.00%, 02/15/49 (c) 1,000 1,067,237
Crowley Independent School
District (GO)
5.00%, 02/01/49 (c) 1,000 1,061,600
Cypress-Fairbanks Independent
School District, Series A (GO)
2.25%, 02/15/43 (c) 600 423,082
Dallas Fort Worth International
Airport, Series B (RB)
4.00%, 11/01/45 (c) 1,000 975,260
Dallas Independent School
District, Unlimited Tax School
Building (GO)
4.00%, 02/15/53 (c) 1,000 945,834
4.00%, 02/15/54 (c) 1,000 945,105
5.00%, 02/15/49 (c) 1,000 1,058,141
Denton Independent School
District, Unlimited Tax School
Building (GO)
5.00%, 08/15/48 (c) 1,000 1,068,181
East Montgomery County,
Improvement District Sales
Tax (RB) (AGC)
5.25%, 08/15/49 (c) 750 810,011

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
El Paso Independent School
District, Unlimited Tax School
Building (GO)
4.00%, 08/15/48 (c) $ 1,000 $ 948,709
Ford Bens County, Unlimited
Tax Road (GO)
5.25%, 03/01/53 (c) 1,000 1,070,905
Grand Parkway Transportation
Corp. System, First Tier Toll,
Series C (RB)
4.00%, 10/01/49 (c) 770 702,046
Grand Parkway Transportation
Corp. System, Subordinate
Tier Toll, Series A (RB)
5.00%, 10/01/48 (c) 640 657,834
Harris County, Cultural
Education Facilities Finance
Corp., Houston Methodist
Hospital (RB)
4.00%, 12/01/45 (c) 590 555,813
Harris County, Cultural
Education Facilities Finance
Corp., Texas Children's
Hospital, Series A (RB)
4.00%, 10/01/47 (c) 1,000 941,437
Harris County, Flood Control
District, Series A (GO)
4.00%, 10/01/45 (c) 500 484,152
Harris County, Hospital District
(RB)
4.00%, 02/15/42 (c) 560 526,388
Harris County, Texas Toll Road,
Series A (RB)
4.00%, 08/15/48 (c) 1,000 936,794
Hurst-Euless-Bedford
Independent School District
(GO)
5.00%, 08/15/43 (c) 1,000 1,088,548
Joshua Independent School
District (GO)
4.00%, 08/15/49 (c) 750 713,664
Keller Independent School
District (GO)
4.00%, 02/15/47 (c) 1,000 960,238
Lamar Consolidated
Independent School District
(GO) (AGM)
5.50%, 02/15/58 (c) 2,000 2,180,025
Leander Independent School
District, Series A (GO)
0.00%, 08/16/42 (c) ^ 900 406,882
Liberty Hill Independent School
District (GO)
5.00%, 02/01/54 (c) 1,885 1,996,513
Lower Colorado River Authority
Transmission, LCRA
Transmission Services Corp.
Project (RB)
5.00%, 05/15/45 (c) 1,500 1,504,703
Par
(000’s) Value
Texas (continued)
Lower Colorado River Authority
Transmission, LCRA
Transmission Services Corp.
Project, Series S (RB)
5.00%, 05/15/43 (c) $ 500 $ 512,884
North Texas Tollway Authority
System, Second Tier (RB)
4.25%, 01/01/49 (c) 750 713,317
Northwest Independent School
District, Unlimited Tax School
Building (GO)
4.00%, 02/15/47 (c) 1,000 957,418
Pflugerville Independent School
District, Unlimited Tax School
Building, Series A (GO)
5.00%, 02/15/48 (c) 1,000 1,035,819
San Jacinto College District,
Series A (GO)
5.00%, 02/15/44 (c) 900 924,709
State of Texas, Department
of Housing & Community
Affairs, Residential Mortgage,
Series A (RB)
5.25%, 01/01/53 (c) 1,000 1,025,620
Texarkana Independent School
District, Unlimited Tax (GO)
4.00%, 02/15/53 (c) 1,000 945,834
Texas City, Independent School
District, Unlimited Tax (GO)
4.00%, 08/15/53 (c) 1,015 960,477
Texas City, Independent School
District, Unlimited Tax (RB)
5.00%, 10/15/53 (c) 1,000 1,076,748
Texas Department of Housing
and Community Affairs,
Residential Mortgage, Series
B (RB)
5.25%, 07/01/53 (c) 1,000 1,024,220
Texas Water Development
Board (RB)
4.00%, 10/15/45 (c) 500 485,776
4.80%, 10/15/52 (c) 1,000 1,033,073
Texas Water Development
Board, Series A (RB)
4.00%, 10/15/49 (c) 990 935,592
5.00%, 10/15/43 (c) 840 870,582
Texas Water Development
Board, Series B (RB)
4.00%, 10/15/43 (c) 1,000 973,916
Tomball Independent School
District, Unlimited Tax (GO)
4.00%, 02/15/45 (c) 1,000 971,663
5.00%, 02/15/42 (c) 1,000 1,081,560
University of Houston, Series
A (RB)
5.00%, 02/15/56 (c) 500 522,288

Par
(000’s) Value
Texas (continued)
Via Metropolitan Transit
Advanced Transportation
District Sales Tax Revenue
(RB)
5.00%, 08/01/49 (c) $ 1,000 $ 1,068,443
Waller Independent School
District, Series A (GO)
4.00%, 02/15/48 (c) 500 476,932
Waxahachie Independent
School District (GO)
4.00%, 02/15/49 (c) 750 714,056
Weslaco Independent School
District (GO)
4.12%, 02/15/49 (c) 1,470 1,426,849
Ysleta Independent School
District (GO)
5.00%, 08/15/56 (c) 500 523,835
62,748,620
Utah : 0.5%
Salt Lake City, International
Airport, Series B (RB)
5.00%, 07/01/43 (c) 360 371,595
University of Utah, Board of
Higher Education, Series A
(RB)
4.00%, 08/01/51 (c) 1,000 947,623
5.00%, 08/01/46 (c) 1,160 1,225,373
Utah County, IHC Health
Services, Inc., Series B (RB)
3.00%, 05/15/47 (c) 210 169,794
2,714,385
Virginia : 1.4%
County of Fairfax, Industrial
Development Authority,
Inova Health System Project
(RB)
5.00%, 05/15/51 (c) 1,000 1,067,175
County of Fairfax, Industrial
Development Authority,
Inova Health System Project,
Series A (RB)
4.00%, 05/15/48 (c) 1,000 961,615
Hampton Roads Transportation
Accountability Commission,
Series A (RB)
4.00%, 07/01/57 (c) 600 555,855
5.00%, 07/01/50 (c) 625 648,970
5.00%, 07/01/60 (c) 500 516,972
University of Virginia, Series A
(RB)
5.00%, 04/01/42 (c) 1,000 1,030,302
Virginia Housing Development
Authority, Series K (RB)
2.55%, 12/01/46 (c) 1,000 686,874
Virginia Small Business
Financing Authority, Series
A (RB)
4.00%, 01/01/45 (c) 500 457,521
5.50%, 12/01/54 (c) 500 525,276
Par
(000’s) Value
Virginia (continued)
Williamsburg Economic
Development Authority,
Virginia Student Housing,
William and Mary Project,
Series A (RB) (AGM)
4.38%, 07/01/63 (c) $ 1,000 $ 971,942
7,422,502
Washington : 1.5%
City of Seattle, Washington
Municipal Light and Power,
Series A (RB)
4.00%, 05/01/45 (c) 1,000 956,406
5.00%, 03/01/53 (c) 1,000 1,053,934
Energy Northwest, Columbia
Generating Station Electric,
Series A (RB)
4.00%, 07/01/42 (c) 1,000 989,023
King County, Public Hospital
District No. 2, Evergreen
Health, Series A (GO)
4.00%, 12/01/45 (c) 650 595,975
State of Washington, Various
Purpose, Series A (GO)
5.00%, 08/01/42 (c) 1,000 1,052,552
5.00%, 08/01/43 (c) 1,090 1,164,007
University of Washington,
Series C (RB)
3.12%, 07/01/42 (c) 1,925 1,607,006
Washington State Housing
Finance Commission, Raford
Court and Nordheim Court
Portfolio (RB)
5.00%, 07/01/54 (c) 500 512,807
7,931,710
West Virginia : 0.3%
West Virginia Hospital Finance
Authority, West Virginia
University Health System,
Series A (RB)
4.38%, 06/01/53 (c) 1,000 957,708
West Virginia Parkways
Authority, Turnpike Toll (RB)
5.00%, 06/01/47 (c) 620 650,724
1,608,432
Wisconsin : 0.9%
Public Finance Authority,
Pooled Charter School (RB)
5.75%, 07/01/62 (c) 952 987,980
University of Wisconsin
Hospitals and Clinics
Authority, Series B (RB)
5.00%, 04/01/49 (c) 500 527,340
Wisconsin Health and
Educational Facilities
Authority, Children's Hospital,
Inc. (RB)
4.00%, 08/15/47 (c) 1,000 920,477

VANECK LONG MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
Wisconsin (continued)
Wisconsin Health and
Educational Facilities
Authority, Marshfield Clinic
Health System, Inc., Series
A (RB)
5.00%, 02/15/46 (c) $ 250 $ 245,456
Wisconsin Housing and
Economic Development
Authority, Home Ownership,
Series A (RB)
4.85%, 09/01/43 (c) 1,000 1,012,188
Par
(000’s) Value
Wisconsin (continued)
Wisconsin Housing and
Economic Development
Authority, Home Ownership,
Series C (RB)
4.75%, 03/01/51 (c) $ 1,000 $ 996,847
4,690,288
Total Municipal Bonds: 98.8%
(Cost: $536,553,482) 520,694,557
Other assets less liabilities: 1.2% 6,061,177
NET ASSETS: 100.0% $ 526,755,734
Definitions:
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
BAM Build America Assurance Co.
CP Certificate of Participation
FHA Federal Housing Association
GO General Obligation
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
SA Special Assessment
SAW State Aid Withholding
SBG School Board Guaranteed
SD CRED PROG Special District Credit Enhancement Program
ST Special Tax
(c) Callable Security — the date disclosed is the date the security may be redeemed by the issuer
^ Zero Coupon Bond